LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at September 30, 2021 were as follows:

Total
Year Ended December 31,
2021 (excluding the nine months ended September 30, 2021)	$30,900
2022	127,300
2023	131,150
Thereafter	-
289,350
Less: Imputed interest	(25,592)
Operating lease liabilities	263,758

Operating lease liability – current	109,193
Operating lease liability - non-current	$154,565

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2020 were as follows:

Total
Year Ended December 31,
2021	$123,600
2022	127,300
2023	131,150
Thereafter	-
382,050
Less: Imputed interest	(43,919)
Operating lease liabilities	338,131

Operating lease liability – current	100,170
Operating lease liability - non-current	$237,961

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION UNDER OPERATING LEASE

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2021:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	2.29

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2020:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	3.04

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES

At September 30, 2021, future minimum lease payments under the finance lease obligations, are as follows:

Total

2021 (excluding the nine months ended September 30, 2021)	$26,633
2022	78,379
2023	10,496
Thereafter	-
115,508
Less: Imputed interest	(8,735)
Finance lease liabilities	106,773

Finance lease liability	80,989
Finance lease liability - non-current	$25,784

At December 31, 2020, future minimum lease payments under the finance lease obligations, are as follows:

Total

2021	$106,532
2022	78,379
2023	10,496
Thereafter	-
195,407
Less: Imputed interest	(21,733)
Finance lease liabilities	173,674

Finance lease liability – current	90,565
Finance lease liability - non-current	$83,109

SCHEDULE OF FINANCE LEASE ASSETS

As of September 30, 2021 and December 31 2020, finance lease assets are included in property and equipment as follows:

	September 30,	December 31,
	2021	2020
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(126,486)	(87,337)
Finance lease assets, net of accumulated depreciation	$140,798	$179,947

As of December 31, 2020 and December 31, 2019, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2020	2019
Finance lease assets	$267,284	$109,280
Accumulated depreciation	(87,337)	(17,672)
Finance lease assets, net of accumulated depreciation	$179,947	$91,608